                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4646

                     RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 08/31

Date of reporting period: 11/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

                    RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

                      RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

                      RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

                      RIVERSOURCE NEW YORK TAX-EXEMPT FUND

                        RIVERSOURCE OHIO TAX-EXEMPT FUND

                                AT NOV. 30, 2007


RiverSource California Tax-Exempt Fund
NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



MUNICIPAL BONDS (94.5%)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (0.6%)
Los Angeles Harbor Department
 Revenue Bonds
 Series 1988 Escrowed to Maturity
 10-01-18                            7.60%             $830,000            $1,016,435
-------------------------------------------------------------------------------------


AIRPORT (2.6%)
Los Angeles Harbor Department
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
 08-01-13                            5.00             2,000,000             2,136,760
San Francisco City & County Airports Commission
 Refunding Revenue Bonds
 2nd Series 2001-27B (FGIC)
 05-01-16                            5.25             2,170,000             2,290,131
                                                                      ---------------
Total                                                                       4,426,891
-------------------------------------------------------------------------------------


CERTIFICATE OF PARTICIPATION (0.9%)
County of Riverside
 Certificate of Participation
 Series 1998 (MBIA)
 12-01-21                            5.00             1,530,000             1,558,795
-------------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
COLLEGE (7.2%)
California Educational Facilities Authority
 Prerefunded Revenue Bonds
 University of Southern California
 Series 2003A
 10-01-33                            5.00             2,000,000             2,161,580
California Educational Facilities Authority
 Revenue Bonds
 Stanford University
 Series 1997N
 12-01-27                            5.20             1,000,000             1,010,000
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
 10-01-37                            4.75             2,000,000             2,021,800
California Municipal Finance Authority
 Revenue Bonds
 Loma Linda University
 Series 2007
 04-01-32                            4.75             2,300,000             2,238,383
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election 2004B
 Zero Coupon
 Series 2006 (AMBAC)
 08-01-19                            4.75             1,000,000(h)            583,040
Foothill-De Anza Community College District
 Unlimited General Obligation Bonds
 Series 2007A (AMBAC)
 08-01-27                            5.00             2,500,000(g)          2,594,900
Merced Community College District
 Refunding Revenue Bonds
 School Facilities Financing Authority
 Series 2006 (MBIA)
 08-01-21                            5.00               700,000               769,965
San Mateo County Community College District
 Unlimited General Obligation Bonds
 Election of 2001
 Series 2002A (FGIC)
 09-01-18                            5.38             1,000,000             1,078,450
                                                                      ---------------
Total                                                                      12,458,118
-------------------------------------------------------------------------------------


COMBINED UTILITY (2.7%)
California Pollution Control Financing Authority
 Refunding Revenue Bonds
 Pacific Gas
 Series 2004D (FGIC) A.M.T.
 12-01-23                            4.75             1,000,000               995,560

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
COMBINED UTILITY (CONT.)
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2005C A.M.T.
 11-01-23                            5.13%           $1,500,000            $1,453,154
Roseville Natural Gas Finance Authority
 Revenue Bonds
 Series 2007
 02-15-23                            5.00               225,000               220,759
 02-15-26                            5.00             1,500,000             1,444,365
 02-15-27                            5.00               185,000               177,062
 02-15-28                            5.00               425,000               405,225
                                                                      ---------------
Total                                                                       4,696,125
-------------------------------------------------------------------------------------


ELECTRIC (4.4%)
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
 07-01-32                            5.00             1,000,000(b)          1,011,340
Southern California Public Power Authority
 Revenue Bonds
 Natural Gas Project #1
 Series 2007A
 11-01-33                            5.00             3,000,000             2,873,850
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
 01-01-29                            5.00             2,500,000             2,579,100
 01-01-34                            5.00             1,000,000             1,028,950
                                                                      ---------------
Total                                                                       7,493,240
-------------------------------------------------------------------------------------


HEALTH CARE -- HOSPITAL (12.9%)
Abag Finance Authority for Nonprofit Corporations
 Refunding Revenue Bonds
 Children's Hospital & Research Center
 Series 2007A
 12-01-37                            5.00             1,000,000               984,230
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
 08-15-20                            6.13             2,500,000             2,606,225
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
 11-15-18                            5.00             1,500,000             1,567,935
 11-15-34                            5.00             1,525,000             1,529,911
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
 07-01-23                            5.25             3,500,000             3,601,640
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
 04-01-39                            5.25             3,000,000             3,054,420
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
 03-01-45                            5.25             1,000,000             1,013,260
Sierra View Local Healthcare District
 Revenue Bonds
 Series 2007
 07-01-37                            5.25             2,000,000             1,996,940
Tulare Local Healthcare District
 Refunding Revenue Bonds
 Series 2007
 11-01-32                            5.20             2,180,000             2,117,652
Turlock
 Certificate of Participation
 Emanuel Medical Center
 Series 2007A
 10-15-31                            5.13             3,930,000             3,765,372
                                                                      ---------------
Total                                                                      22,237,585
-------------------------------------------------------------------------------------


HOUSING -- SINGLE FAMILY (4.7%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
 08-01-30                            5.75             1,980,000             2,135,569
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
 08-01-41                            4.80             1,000,000               938,190
 02-01-42                            5.50               995,000(g)          1,051,884
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
 02-01-17                            4.35             1,555,000             1,539,870
 08-01-17                            4.35             2,470,000             2,444,929
Stockton
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 1990A (GNMA/FNMA/FHLMC) A.M.T.
 02-01-23                            7.50                30,000                30,060
                                                                      ---------------
Total                                                                       8,140,502
-------------------------------------------------------------------------------------


LEASE (2.7%)
Golden State Tobacco Securitization Corporation
 Enhanced Asset-backed Revenue Bonds
 Series 2005A
 06-01-45                            5.00             2,000,000             1,947,900
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
 06-01-33                            6.25             2,490,000             2,735,912
                                                                      ---------------
Total                                                                       4,683,812
-------------------------------------------------------------------------------------


MISCELLANEOUS REVENUE (7.8%)
California County Tobacco Securitization Agency
 Asset-backed Revenue Bonds
 Alameda County
 Series 2002
 06-01-29                            5.75               785,000               784,317
 06-01-42                            6.00               240,000               235,579
California County Tobacco Securitization Agency
 Revenue Bonds
 Golden Gate
 Series 2007A
 06-01-21                            4.50             3,720,000             3,513,762
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
 06-01-47                            5.13             2,000,000             1,696,780
 06-01-47                            5.75             2,500,000             2,342,125
Golden State Tobacco Securitization Corporation
 Prerefunded Enhanced Asset-backed Revenue Bonds
 Series 2003B (FSA)
 06-01-43                            5.00               110,000               118,289
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
 06-01-39                            6.75             1,510,000             1,754,771
 06-01-40                            6.63               750,000               866,933
Los Angeles County Public Works Financing Authority
 Refunding Revenue Bonds
 Master Project
 Series 2005A (MBIA)
 12-01-26                            5.00             2,000,000             2,069,180
                                                                      ---------------
Total                                                                      13,381,736
-------------------------------------------------------------------------------------


PORT DISTRICT (0.6%)
Port of Oakland
 Revenue Bonds
 Series 2000K (FGIC) A.M.T.
 11-01-18                            5.63             1,000,000             1,043,410
-------------------------------------------------------------------------------------


SALES OR USE TAX (0.3%)
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
 07-01-32                            5.25               500,000(b)            541,340
-------------------------------------------------------------------------------------


SCHOOL (13.2%)
Alhambra City Elementary School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999A (FSA)
 09-01-22                            5.95             1,055,000(h)            530,433
Anaheim Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2002A (FSA)
 08-01-16                            5.38             1,550,000             1,691,174
Centinela Valley Union High School District
 Unlimited General Obligation Bonds
 Series 2002A (MBIA)
 08-01-31                            5.25             2,000,000             2,182,440

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
SCHOOL (CONT.)
Encinitas Union School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1996 (MBIA)
 08-01-15                            5.85%           $2,500,000(h)         $1,841,975
Fontana Unified School District
 Unlimited General Obligation Bonds
 Convertible Capital Appreciation
 Series 1997D (FGIC)
 05-01-22                            5.75             2,000,000             2,106,320
Lammersville School District Community Facilities District
 Special Tax Bonds
 Mountain House
 Series 2006
 09-01-35                            5.13             1,000,000               906,550
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Election of 2002
 Series 2007B (AMBAC)
 07-01-22                            5.00             1,395,000             1,490,111
Oxnard School District
 Unlimited General Obligation Refunding Bonds
 Series 2001A (MBIA)
 08-01-30                            5.75             2,575,000             2,843,161
San Juan Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999 (FSA)
 08-01-21                            5.68               820,000(h)            442,423
 08-01-24                            5.70             1,810,000(h)            822,772
Santa Maria Joint Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Election of 2000
 Series 2003B (FSA)
 08-01-27                            5.00             3,000,000             3,308,249
Simi Valley School Financing Authority
 Refunding Revenue Bonds
 University School District
 Series 2007 (FSA)
 08-01-23                            5.00             1,500,000             1,617,090
Whittier Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Election of 1999
 Series 2003D (FSA)
 08-01-28                            5.00             2,615,000             2,823,572
                                                                      ---------------
Total                                                                      22,606,270
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- ASSESSMENT (0.6%)
City of Azusa
 Special Tax Bonds Escrow
 Community Facilities
 Series 2007
 09-01-27                            5.00             1,110,000             1,028,459
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- OTHER (1.6%)
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2004J
 07-01-43                            5.13             2,500,000(b)          2,753,575
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- SPECIAL TAX (5.5%)
Anaheim Community Facilities District
 Special Tax Bonds
 Stadium Lofts
 Series 2007
 09-01-37                            5.00             1,000,000               897,560
Beaumont Financing Authority
 Prerefunded Revenue Bonds
 Series 2000A
 09-01-32                            7.38             1,955,000             2,202,014
Lake Elsinore Public Financing Authority
 Revenue Bonds
 Series 1997F
 09-01-20                            7.10               755,000               772,848
Orange Unified School District Community Facilities District
 Special Tax Bonds
 Del Rio School Facilities
 Series 2007-2
 09-01-37                            5.00             1,000,000               889,750
Pittsburg Redevelopment Agency
 Tax Allocation Bonds
 Los Medanos Community Development Project
 Zero Coupon
 Series 1999 (AMBAC)
 08-01-24                            6.05             2,100,000(h)            946,869
Rancho Cucamonga Redevelopment Agency
 Housing Set-Aside Tax Allocation Bonds
 Series 2007A (MBIA)
 09-01-34                            5.00             2,200,000(f)          2,225,212
San Francisco Bay Area Transit Financing Authority
 Prerefunded Revenue Bonds
 Series 2001 (AMBAC)
 07-01-36                            5.13             1,475,000             1,570,610
                                                                      ---------------
Total                                                                       9,504,863
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- TAX ALLOCATION (0.7%)
Inglewood Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Redevelopment Project
 Series 1998A (AMBAC)
 05-01-23                            5.25             1,100,000             1,203,213
-------------------------------------------------------------------------------------


STATE (22.4%)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
 07-01-24                            5.00             1,000,000(b)          1,011,120
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
 05-01-19                            5.63               250,000               266,418
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2001
 03-01-31                            5.13             2,335,000             2,471,387
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                            5.30             1,998,000             2,211,027
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004 (FGIC)
 02-01-33                            5.00             2,500,000             2,721,826
State of California
 Unlimited General Obligation Bonds
 Series 2002
 02-01-15                            6.00             1,000,000             1,133,970
State of California
 Unlimited General Obligation Bonds
 Series 2003
 02-01-21                            5.25             2,500,000             2,635,925
 02-01-29                            5.25             2,500,000             2,579,450
 02-01-32                            5.00             2,500,000             2,524,350
State of California
 Unlimited General Obligation Bonds
 Series 2006
 09-01-32                            5.00             1,000,000             1,014,070
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
 11-01-22                            5.00             2,000,000             2,058,580
 11-01-23                            5.13             2,500,000             2,588,000
 11-01-24                            5.13             2,000,000             2,064,100
 11-01-29                            5.25               500,000(g)            519,235
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 06-01-28                            5.00             2,000,000             2,040,020
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2007
 06-01-32                            5.00             2,000,000             2,030,180
 06-01-37                            5.00             2,000,000             2,022,580
State of California
 Unlimited General Obligation Bonds
 Veterans
 Series 2000BJ A.M.T.
 12-01-12                            4.95             2,250,000             2,302,065
 12-01-13                            5.05             1,435,000             1,470,258
 12-01-14                            5.15             2,535,000             2,600,073
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2001
 03-01-31                            5.13               165,000               167,866

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
STATE (CONT.)
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                            5.30%               $2,000                $2,093
                                                                      ---------------
Total                                                                      38,434,593
-------------------------------------------------------------------------------------


WATER & SEWER (3.2%)
California Municipal Finance Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2004 A.M.T.
 09-01-14                            4.10             2,740,000             2,737,589
Eastern Municipal Water District
 Special Tax Bonds
 District #2004-27 Cottonwood
 Series 2006
 09-01-27                            5.00               200,000               188,236
 09-01-36                            5.00               500,000               447,525
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
 12-01-28                            5.00             2,000,000             2,067,860
                                                                      ---------------
Total                                                                       5,441,210
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $159,339,145)                                                     $162,650,172
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (5.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(C,D,E)                         YIELD            MATURITY               VALUE(a)

California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 V.R.D.N. Series 2002J
 (Bank of New York) MBIA A.M.T.
 02-01-33                            3.68%           $3,600,000            $3,600,000
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 V.R.D.N. Series 2002U
 (JPMorgan Chase Bank) MBIA A.M.T.
 08-01-32                            3.68             3,000,000             3,000,000
MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(C,D,E)                         YIELD            MATURITY               VALUE(a)
California Infrastructure & Economic
 Development Bank
 Revenue Bonds
 Rand Corporation
 V.R.D.N. Series 2001B (Bank of New York) AMBAC
 04-01-42                            3.50               500,000               500,000
California State Department of Water Resources
 Revenue Bonds
 V.R.D.N. Series 2002B-3 (Lloyds TSB Bank)
 05-01-22                            3.40             1,900,000             1,900,000
California State Department of Water Resources
 Revenue Bonds
 V.R.D.N. Series 2003B-6
 (WestLB) (JP Morgan Chase Bank)
 05-01-22                            3.46               100,000               100,000
State of California
 Unlimited General Obligation Bonds
 V.R.D.N. Series 2002A-2 (State Street B&T)
 05-01-33                            3.49               400,000               400,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $9,500,000)                                                         $9,500,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $168,839,145)(i)                                                  $172,150,172
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2007.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.1% of net assets at Nov. 30, 2007.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FNMA   --   Federal National Mortgage Association
FHLMC  --   Federal Home Loan Mortgage Corporation
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance


(d)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At Nov. 30, 2007, the value
               of securities subject to alternative minimum tax
               represented 17.1% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.


--------------------------------------------------------------------------------
4  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource California Tax-Exempt Fund




NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



(f) At Nov. 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,200,000.

(g) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                       $13,200,000


(h) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(i) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $168,839,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $5,036,000
Unrealized depreciation                                                      (1,725,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $3,311,000
---------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
5  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource Massachusetts Tax-Exempt Fund
NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



MUNICIPAL BONDS (98.5%)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (5.2%)
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C
 11-01-30                            5.25%           $2,000,000            $2,168,640
University of Massachusetts Building Authority
 Revenue Bonds
 Series 1976 Escrowed to Maturity
 05-01-11                            7.50                45,000                48,263
                                                                      ---------------
Total                                                                       2,216,903
-------------------------------------------------------------------------------------


CITY (3.6%)
City of Springfield
 Prerefunded Limited General Obligation Bonds
 State Qualified
 Series 2003 (MBIA)
 01-15-20                            5.25             1,405,000             1,528,710
-------------------------------------------------------------------------------------


COLLEGE (15.5%)
Massachusetts Development Finance Agency
 Refunding Revenue Bonds
 Simons Rock College of Bard
 Series 2007
 08-01-36                            4.70               500,000               477,990
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
 05-15-59                            6.00               325,000               369,775
Massachusetts Development Finance Agency
 Revenue Bonds
 Wheelock College
 Series 2007C
 10-01-37                            5.25               500,000               499,215
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Boston College
 Series 2003N
 06-01-21                            5.25             1,000,000             1,069,690
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Fisher College
 Series 2007A
 04-01-37                            5.13               500,000               474,205
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
 07-15-37                            5.13             1,000,000             1,038,790
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2004M
 07-01-25                            5.25               500,000               564,770
MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Williams College
 Series 2003H
 07-01-33                            5.00             1,000,000             1,027,840
University of Massachusetts Building Authority
 Prerefunded Revenue Bonds
 Series 2003-1 (AMBAC)
 11-01-21                            5.25             1,000,000             1,100,439
                                                                      ---------------
Total                                                                       6,622,714
-------------------------------------------------------------------------------------


ELECTRIC (4.9%)
Massachusetts Development Finance Agency
 Revenue Bonds
 Devens Electric System
 Series 2001
 12-01-30                            6.00             1,000,000             1,055,070
Massachusetts Municipal Wholesale Electric Company
 Revenue Bonds
 Nuclear Project #5
 Series 2001A (MBIA)
 07-01-10                            5.00             1,000,000             1,042,070
                                                                      ---------------
Total                                                                       2,097,140
-------------------------------------------------------------------------------------


HEALTH CARE -- HOSPITAL (9.1%)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Catholic Health East
 Series 2007C
 11-15-32                            4.08               500,000(h)            447,550
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Covenant Health Systems
 Series 2007
 07-01-30                            5.00               500,000               494,820
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Lahey Clinic Medical Center
 Series 2007D
 08-15-28                            5.25               750,000               771,758
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
 07-15-27                            5.00               250,000               234,815
 07-15-32                            5.00               250,000               232,505
 07-15-37                            5.00               500,000               462,260
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Partners Healthcare Systems
 Series 2007G-5
 07-01-18                            5.00               250,000               267,455
 07-01-47                            5.00             1,000,000               994,830
                                                                      ---------------
Total                                                                       3,905,993
-------------------------------------------------------------------------------------


HEALTH CARE -- LIFE CARE CENTER (2.0%)
Massachusetts Development Finance Agency
 Prerefunded Revenue Bonds
 Briarwood
 Series 2001B
 12-01-30                            8.25               750,000               861,180
-------------------------------------------------------------------------------------


HEALTH CARE -- OTHER (1.3%)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Emmanuel College
 Series 2007 (MBIA)
 07-01-25                            5.00               550,000               575,971
-------------------------------------------------------------------------------------


HOUSING -- MULTI-FAMILY (1.6%)
Massachusetts Housing Finance Agency
 Revenue Bonds
 Series 2007D A.M.T.
 06-01-40                            4.85               750,000               690,353
-------------------------------------------------------------------------------------


HOUSING -- SINGLE FAMILY (1.7%)
Massachusetts Housing Finance Agency
 Revenue Bonds
 Single Family
 Series 2006-122 A.M.T.
 12-01-31                            4.85               750,000               726,233
-------------------------------------------------------------------------------------


LEASE (2.5%)
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
 08-01-27                            5.75             1,000,000(b,f)        1,048,370
-------------------------------------------------------------------------------------


MISCELLANEOUS REVENUE (5.7%)
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (FGIC)
 01-01-27                            5.50               500,000               570,480
 01-01-28                            5.50               500,000               571,355
Massachusetts Development Finance Agency
 Revenue Bonds
 Linden Ponds Incorporated Facility
 Series 2007A
 11-15-09                            5.00               500,000               501,085
Massachusetts Port Authority
 Revenue Bonds
 Bosfuel Project
 Series 2007 (FGIC) A.M.T.
 07-01-17                            5.00               750,000               799,305
                                                                      ---------------
Total                                                                       2,442,225
-------------------------------------------------------------------------------------


PORT DISTRICT (1.9%)
Massachusetts Port Authority
 Refunding Revenue Bonds
 Series 2007C (FSA) A.M.T.
 07-01-14                            5.00               750,000               806,400
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource Massachusetts Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)


RESOURCE RECOVERY (1.2%)
Massachusetts Development Finance Agency
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2003 A.M.T.
 06-01-14                            5.45%             $500,000              $516,530
-------------------------------------------------------------------------------------


SALES OR USE TAX (2.6%)
Massachusetts Bay Transportation Authority
 Prerefunded Special Assessment Bonds
 Series 2005A
 07-01-25                            5.00               250,000               274,575
 07-01-26                            5.00               250,000               274,575
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
 07-01-30                            5.25               250,000(b)            270,820
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
 07-01-32                            5.25               250,000(b)            270,670
                                                                      ---------------
Total                                                                       1,090,640
-------------------------------------------------------------------------------------


SCHOOL (3.6%)
Massachusetts Development Finance Agency
 Revenue Bonds
 May Institute
 Series 1999 (Radian Group Financial Guaranty)
 09-01-29                            5.75             1,000,000             1,037,750
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
 08-15-32                            4.75               500,000               505,780
                                                                      ---------------
Total                                                                       1,543,530
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- SPECIAL TAX (3.7%)
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
 07-01-30                            5.00               450,000               489,731
 07-01-31                            5.00               500,000               544,495
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
 07-01-23                            5.50               500,000(b)            560,310
                                                                      ---------------
Total                                                                       1,594,536
-------------------------------------------------------------------------------------


STATE (12.1%)
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
 08-01-22                            5.25               500,000               561,085
 08-01-28                            5.25               500,000               557,975
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C Escrowed to Maturity (FSA)
 11-01-15                            5.50             1,025,000             1,164,717
Commonwealth of Massachusetts
 Unlimited General Obligation Bonds
 Consolidated Loan
 Series 2005B
 08-01-14                            5.00               750,000               815,783
Commonwealth of Massachusetts
 Unlimited General Obligation Refunding Bonds
 Series 2004A (FSA)
 08-01-20                            5.25               500,000               564,220
Commonwealth of Massachusetts
 Unrefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C (FSA)
 11-01-15                            5.50               475,000               537,995
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation Public
 Improvement Bonds
 Series 2006A
 07-01-27                            5.25               160,000(b)            179,696
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001 (FSA)
 07-01-16                            5.50               500,000(b)            565,975
Commonwealth of Puerto Rico
 Unrefunded Unlimited General Obligation Public
 Improvement Bonds
 Series 2006A
 07-01-27                            5.25               215,000(b)            219,302
                                                                      ---------------
Total                                                                       5,166,748
-------------------------------------------------------------------------------------


TOLL ROAD (4.8%)
Massachusetts Bay Transportation Authority
 Refunding Revenue Bonds
 Series 1992B
 03-01-16                            6.20             1,500,000             1,709,685
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
 07-01-13                            6.25               300,000(b)            334,041
                                                                      ---------------
Total                                                                       2,043,726
-------------------------------------------------------------------------------------


WATER & SEWER (15.6%)
City of Boston
 Revenue Bonds
 Series 2004A
 11-01-22                            5.00             1,000,000             1,054,230
Massachusetts State Water Pollution Abatement
 Prerefunded Revenue Bonds
 Pool Program
 Series 2004-10
 08-01-34                            5.00               855,000               933,703
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
 08-01-34                            5.00               145,000               150,049
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (MBIA)
 08-01-17                            5.25               500,000               557,685
 08-01-22                            5.00               500,000               534,320
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 1992A Escrowed to Maturity (FGIC)
 07-15-19                            6.50             2,000,000             2,388,759
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 2004D (MBIA)
 08-01-27                            4.75             1,000,000             1,006,840
                                                                      ---------------
Total                                                                       6,625,586
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $41,127,389)                                                       $42,103,488
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (2.6%)(e)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
ELECTRIC
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2002 (MBIA)
 07-01-17                            5.50%           $1,000,000(b)         $1,120,820
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $1,000,000)                                                         $1,120,820
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(c,d,g)                         YIELD            MATURITY               VALUE(a)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Capital Assets Program
 V.R.D.N. Series 1985E (Fleet Natl Bank)
 01-01-35                            3.56%             $220,000              $220,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $220,000)                                                             $220,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $42,347,389)(i)                                                    $43,444,308
=====================================================================================






See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
7  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource Massachusetts Tax-Exempt Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2007.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 10.7% of net assets at Nov. 30, 2007.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FNMA   --   Federal National Mortgage Association
FHLMC  --   Federal Home Loan Mortgage Corporation
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance


(d)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At Nov. 30, 2007, the value
               of securities subject to alternative minimum tax
               represented 8.3% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(e) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(f) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                        $4,100,000


(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(i) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $41,847,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $1,482,000
Unrealized depreciation                                                        (385,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $1,097,000
---------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
8  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource Michigan Tax-Exempt Fund
NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



MUNICIPAL BONDS (97.4%)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
AIRPORT (1.3%)
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA) A.M.T.
 12-01-19                            4.75%            $500,000               $512,355
-------------------------------------------------------------------------------------


CERTIFICATE OF PARTICIPATION (0.7%)
State of Michigan
 Certificate of Participation
 Series 2004A (MBIA)
 09-01-31                            4.25              250,000                256,595
-------------------------------------------------------------------------------------


CITY (5.6%)
Canton Charter Township
 Limited General Obligation Bonds
 Capital Improvement
 Series 2007 (FSA)
 04-01-14                            5.00              250,000                271,388
Detroit
 Unlimited General Obligation Bonds
 Series 2001A-1 (MBIA)
 04-01-15                            5.38            1,000,000              1,062,440
Jackson
 Limited General Obligation Bonds
 Capital Appreciation
 Downtown Development
 Zero Coupon
 Series 2001 (FSA)
 06-01-21                            5.58            1,450,000(b)             792,425
                                                                      ---------------
Total                                                                       2,126,253
-------------------------------------------------------------------------------------


COLLEGE (4.7%)
Lansing Community College
 Limited General Obligation Bonds
 Series 2002 (FGIC)
 05-01-12                            5.00            1,000,000              1,065,340
Michigan Higher Education Facilities Authority
 Refunding Revenue Bonds
 Kalamazoo Project
 Series 2007
 12-01-33                            5.00              250,000                253,730
Michigan State University
 Revenue Bonds
 Series 2007B (AMBAC)
 02-15-37                            3.89              500,000(f)             471,995
                                                                      ---------------
Total                                                                       1,791,065
-------------------------------------------------------------------------------------


ELECTRIC (1.4%)
Michigan Public Power Agency
 Refunding Revenue Bonds
 Belle River Project
 Series 2002A (MBIA)
 01-01-14                            5.25              500,000                545,765
-------------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (6.0%)
Garden City Hospital Finance Authority
 Refunding Revenue Bonds
 Series 2007A
 08-15-27                            4.88              250,000                220,100
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Henry Ford Health System
 Series 2006A
 11-15-26                            5.00              500,000                509,375
Michigan State Hospital Finance Authority
 Revenue Bonds
 MidMichigan Obligation Group
 Series 2006A
 04-15-36                            5.00              500,000                488,120
Michigan State Hospital Finance Authority
 Revenue Bonds
 Oakwood Obligated Group
 Series 2003
 11-01-18                            5.50            1,000,000              1,062,490
                                                                      ---------------
Total                                                                       2,280,085
-------------------------------------------------------------------------------------


HOUSING -- SINGLE FAMILY (1.3%)
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
 12-01-28                            5.50              490,000                510,159
-------------------------------------------------------------------------------------


INDUSTRIAL-POLLUTION -- IDR (1.6%)
Michigan Strategic Fund
 Revenue Bonds
 Republic Services
 Series 2001 A.M.T.
 08-01-31                            4.25              635,000                619,493
-------------------------------------------------------------------------------------


INDUSTRIAL-POLLUTION -- PCR (2.7%)
Michigan Strategic Fund
 Refunding Revenue Bonds
 Detroit Edison
 Series 1990BB (MBIA)
 07-15-08                            7.00            1,000,000              1,022,030
-------------------------------------------------------------------------------------


LEASE (4.3%)
Puerto Rico Public Buildings Authority
 Refunding Revenue Bonds
 Government Facilities
 Series 2002C (XLCA)
 07-01-13                            5.50            1,000,000(c)           1,090,910
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
 08-01-27                            5.75              500,000(c)             524,185
                                                                      ---------------
Total                                                                       1,615,095
-------------------------------------------------------------------------------------


MISCELLANEOUS (11.9%)
Grand Rapids Building Authority
 Prerefunded Revenue Bonds
 Series 2002A (AMBAC)
 10-01-17                            5.50              505,000                554,131
Grand Rapids Building Authority
 Unrefunded Revenue Bonds
 Series 2002A (AMBAC)
 10-01-17                            5.50              765,000                829,130
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2002
 10-01-20                            5.38            1,000,000              1,073,300
 10-01-21                            5.38            1,000,000              1,068,290
Michigan Tobacco Settlement Finance Authority
 Revenue Bonds
 Series 2007A
 06-01-34                            6.00            1,000,000                980,530
                                                                      ---------------
Total                                                                       4,505,381
-------------------------------------------------------------------------------------


MISCELLANEOUS REVENUE (2.1%)
Michigan Municipal Bond Authority
 Revenue Bonds
 Local Government Loan Program
 Series 2003C
 05-01-13                            5.00              250,000                268,953
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
 06-01-19                            5.00              500,000                531,080
                                                                      ---------------
Total                                                                         800,033
-------------------------------------------------------------------------------------


SALES OR USE TAX (1.4%)
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
 07-01-30                            5.25              500,000(c)             541,640
-------------------------------------------------------------------------------------


SCHOOL (33.8%)
Allen Park Public School District
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (Qualified School Bond Loan Fund)
 05-01-18                            5.00              500,000                539,695
Anchor Bay School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (Qualified School Bond Loan Fund)
 05-01-29                            5.00            1,000,000              1,027,200
Goodrich Area School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2003B (Qualified School Bond Loan Fund)
 05-01-27                            5.00              505,000                549,016

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
9  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource Michigan Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
SCHOOL (CONT.)
Goodrich Area School District
 Unrefunded Unlimited General Obligation Bonds
 Series 2003B (Qualified School Bond Loan Fund)
 05-01-27                            5.00%            $495,000               $513,404
Grand Traverse Academy
 Refunding Revenue Bonds
 Series 2007
 11-01-17                            5.00              390,000                389,076
Howell Public Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (Qualified School Bond Loan Fund)
 05-01-29                            5.00            1,000,000              1,031,920
Lawton Community Schools
 Unrefunded Unlimited General Obligation Bonds
 Series 2001 (Qualified School Bond Loan Fund)
 05-01-31                            5.00              200,000                204,616
Manchester Community Schools
 Prerefunded Unlimited General Obligation Bonds
 Building & Site
 Series 2001 (Qualified School Bond Loan Fund)
 05-01-26                            5.00            1,000,000(g)           1,056,290
Marysville Public School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA) (Qualified School Bond Loan Fund)
 05-01-37                            4.70              475,000                478,216
Oakland Schools Intermediate School District
 Limited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
 05-01-36                            5.00              500,000                520,535
Pinconning Area Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA) (Qualified School Bond Loan Fund)
 05-01-37                            4.75              250,000                252,638
Plymouth-Canton Community School District
 Unlimited General Obligation Refunding Bonds
 Series 2003 (Qualified School Bond Loan Fund)
 05-01-15                            5.25              600,000                651,594
Roseville School District
 Unlimited General Obligation Refunding Bonds
 School Building & Site
 Series 2006 (FSA) (Qualified School Bond Loan Fund)
 05-01-23                            5.00              500,000                526,975
South Lyon Community Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (FGIC)
 05-01-28                            5.00            1,000,000              1,076,380
Southfield Public Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2003A (Qualified School Bond Loan Fund)
 05-01-22                            5.25            1,025,000              1,119,996
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
 07-01-30                            7.38              750,000                825,338
Summit Academy
 Prerefunded Certificate of Participation
 Full Term
 Series 1998
 09-01-18                            7.00              430,000                441,455
Williamston Community School District
 Unlimited General Obligation Bonds
 Series 1996 (MBIA) (Qualified School Bond Loan Fund)
 05-01-25                            5.50            1,000,000              1,149,159
Ypsilanti School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (MBIA) (Qualified School Bond Loan Fund)
 05-01-32                            4.50              500,000                491,255
                                                                      ---------------
Total                                                                      12,844,758
-------------------------------------------------------------------------------------


STATE (1.3%)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
 07-01-24                            5.00              500,000(c)             505,560
-------------------------------------------------------------------------------------


STUDENT LOAN (2.5%)
Michigan Higher Education Student Loan Authority
 Revenue Bonds
 Series 2006 XVII-Q (AMBAC) A.M.T.
 03-01-26                            4.95              200,000                202,106
 03-01-31                            5.00              725,000                730,561
                                                                      ---------------
Total                                                                         932,667
-------------------------------------------------------------------------------------


WATER & SEWER (14.7%)
Detroit
 Prerefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
 07-01-30                            5.00              230,000                252,609
Detroit
 Prerefunded Revenue Bonds
 Series 2003B (MBIA)
 07-01-32                            5.25            1,500,000              1,642,935
Detroit
 Revenue Bonds
 Senior Lien
 Series 2003A (MBIA)
 07-01-34                            5.00            1,375,000              1,405,786
Detroit
 Unrefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
 07-01-30                            5.00              270,000                280,328
Michigan Municipal Bond Authority
 Refunding Revenue Bonds
 Clean Water State Revolving Fund
 Series 2005
 10-01-15                            5.00              500,000                548,755
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2001
 10-01-20                            5.00            1,000,000              1,042,270
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2006
 10-01-27                            5.00              390,000                409,843
                                                                      ---------------
Total                                                                       5,582,526
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $36,033,190)                                                       $36,991,460
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (1.5%)(h)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
ELECTRIC
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2002 (MBIA)
 07-01-17                            5.50%            $500,000(c)            $560,410
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $557,866)                                                             $560,410
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(d,e,f)                         YIELD            MATURITY               VALUE(a)
University of Michigan
 Refunding Revenue Bonds
 University of Michigan Hospitals
 V.R.D.N. Series 1992A
 12-01-19                            3.65%            $100,000               $100,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $100,000)                                                             $100,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $36,691,056)(i)                                                    $37,651,870
=====================================================================================






See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
10  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource Michigan Tax-Exempt Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2007.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 8.5% of net assets at Nov. 30, 2007.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FNMA   --   Federal National Mortgage Association
FHLMC  --   Federal Home Loan Mortgage Corporation
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance


(e)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At Nov. 30, 2007, the value
               of securities subject to alternative minimum tax
               represented 6.8% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(g) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                        $3,900,000


(h) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(i) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $36,441,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $1,125,000
Unrealized depreciation                                                        (164,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                    $961,000
---------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
11  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource Minnesota Tax-Exempt Fund
NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



MUNICIPAL BONDS (95.0%)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
AIRPORT (3.0%)
Minneapolis-St. Paul Metropolitan Airports Commission
 Prerefunded Revenue Bonds
 Sub Series 2001C (FGIC)
 01-01-18                            5.50%           $2,000,000            $2,131,120
 01-01-32                            5.25             7,000,000             7,408,100
                                                                      ---------------
Total                                                                       9,539,220
-------------------------------------------------------------------------------------


CITY (1.0%)
City of Minneapolis
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2001
 12-01-11                            5.00             3,035,000             3,231,031
-------------------------------------------------------------------------------------


COLLEGE (5.2%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Macalester College
 6th Series 2004B
 03-01-17                            5.00             2,395,000             2,558,650
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2005G
 10-01-22                            5.00             3,000,000             3,146,190
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 6th Series 2007O
 10-01-32                            4.50             3,000,000             2,840,940
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 5th Series 2004Y
 10-01-34                            5.25             2,800,000             2,910,320
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2006I
 04-01-13                            5.00             1,115,000             1,191,612
University of Minnesota
 Revenue Bonds
 State Supported Stadium Debt
 Series 2006
 08-01-24                            5.00             1,750,000             1,851,920
 08-01-25                            5.00             1,750,000             1,846,723
                                                                      ---------------
Total                                                                      16,346,355
-------------------------------------------------------------------------------------


COUNTY (4.7%)
Anoka County Housing & Redevelopment Authority
 Unlimited General Obligation Bonds
 Housing Development
 Series 2004 (AMBAC)
 02-01-34                            5.00             1,355,000             1,399,078
MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
County of Ramsey
 Unlimited General Obligation Bonds
 Capital Improvement Plan
 Series 2007A
 02-01-20                            5.00             1,000,000             1,085,230
 02-01-21                            5.00             1,035,000             1,118,038
 02-01-22                            5.00             1,080,000             1,160,374
 02-01-23                            5.00             1,125,000             1,203,154
 02-01-24                            5.00             1,170,000             1,245,524
 02-01-25                            5.00             1,215,000             1,289,455
County of Ramsey
 Unlimited General Obligation Refunding Bonds
 Capital Improvement Plan
 Series 2002B
 02-01-14                            5.25             3,840,000(h)          4,049,510
Hennepin County
 Unlimited General Obligation Bonds
 Series 2003
 12-01-23                            4.75             2,000,000             2,049,600
                                                                      ---------------
Total                                                                      14,599,963
-------------------------------------------------------------------------------------


ELECTRIC (15.7%)
City of Chaska
 Refunding Revenue Bonds
 Generating Facilities
 Series 2005A
 10-01-20                            5.25             1,165,000             1,238,581
 10-01-30                            5.00             3,800,000             3,838,950
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2004A
 10-01-29                            5.13             3,500,000             3,571,400
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2005
 10-01-30                            5.00             2,000,000             2,020,500
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2007
 10-01-32                            4.75             3,000,000(b)          2,906,250
Northern Municipal Power Agency
 Refunding Revenue Bonds
 Series 1998B (AMBAC)
 01-01-20                            4.75             5,000,000             5,081,700
Northern Municipal Power Agency
 Revenue Bonds
 Series 2007A (AMBAC)
 01-01-26                            5.00             2,500,000             2,614,700
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2003NN (MBIA)
 07-01-32                            5.00             2,820,000(c)          3,060,631
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (MBIA)
 01-01-19                            6.67%          $17,000,000(g)        $10,522,149
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2002A (AMBAC)
 01-01-17                            5.25             6,000,000             6,667,020
Western Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2003A (MBIA)
 01-01-26                            5.00             7,250,000(h)          7,502,228
                                                                      ---------------
Total                                                                      49,024,109
-------------------------------------------------------------------------------------


HEALTH CARE -- HOSPITAL (16.9%)
Chippewa County
 Revenue Bonds
 Montevideo Hospital Project
 Series 2007
 03-01-20                            5.38             1,940,000             1,913,344
 03-01-21                            5.38             1,045,000             1,025,041
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30                            5.00             2,000,000             2,015,160
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
 05-01-20                            5.00             1,000,000             1,033,310
 05-01-21                            5.00             1,500,000             1,540,710
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
 05-01-37                            5.25             4,265,000             4,293,105
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2002B (MBIA)
 05-15-14                            5.50             2,050,000             2,234,049
 05-15-15                            5.50             2,160,000             2,345,544
 05-15-16                            5.50             2,200,000             2,382,380
 05-15-17                            5.50             1,295,000             1,397,383
County of Meeker
 Revenue Bonds
 Memorial Hospital Project
 Series 2007
 11-01-27                            5.75             1,000,000             1,002,180
 11-01-37                            5.75             2,250,000             2,212,020

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
12  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
Minnesota Agricultural & Economic Development Board
 Prerefunded Revenue Bonds
 Health Care System
 Series 2000A
 11-15-22                            6.38%           $4,845,000            $5,307,939
 11-15-29                            6.38             2,910,000             3,188,051
Minnesota Agricultural & Economic Development Board
 Revenue Bonds
 Health Care Benedictine
 Series 1999A (MBIA)
 02-15-16                            4.75             1,000,000             1,030,680
Minnesota Agricultural & Economic Development Board
 Unrefunded Revenue Bonds
 Health Care System
 Series 2000A
 11-15-22                            6.38               155,000               165,568
 11-15-29                            6.38                90,000                95,443
Northfield
 Revenue Bonds
 Series 2006
 11-01-31                            5.38             1,500,000             1,449,990
Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
 09-01-25                            5.10             3,300,000             3,213,342
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2007A (MBIA)
 11-15-22                            5.00             3,000,000             3,203,460
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
 11-15-25                            6.00             1,250,000             1,268,863
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-23                            5.25             1,000,000               998,920
 05-15-26                            5.25             1,000,000               982,580
 05-15-36                            5.25             4,750,000             4,540,667
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
 12-01-34                            5.00             2,500,000             2,295,700
Winona
 Refunding Revenue Bonds
 Winona Health Obligation Group
 Series 2007
 07-01-31                            5.15             2,000,000             1,905,520
                                                                      ---------------
Total                                                                      53,040,949
-------------------------------------------------------------------------------------


HEALTH CARE -- LIFE CARE CENTER (1.6%)
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
 06-01-25                            5.00             1,750,000             1,777,283
 06-01-35                            5.00             3,145,000             3,112,512
                                                                      ---------------
Total                                                                       4,889,795
-------------------------------------------------------------------------------------


HEALTH CARE -- NURSING HOME (3.7%)
Annandale Economic Development Authority
 Revenue Bonds
 Annandale Care Center Project
 Series 2007A
 11-01-37                            5.90             3,385,000             3,301,254
City of North Oaks
 Revenue Bonds
 Presbyterian Homes
 Series 2007
 10-01-27                            6.00             1,250,000             1,268,400
 10-01-33                            6.00             1,500,000             1,511,475
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
 06-01-19                            5.00             2,505,000             2,591,924
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Lyngblomsten Care Center Housing Project
 Series 1993
 11-01-17                            7.13             1,335,000             1,341,702
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Rental -- Lyngblomsten Housing Project
 Series 1993
 11-01-24                            7.00             1,595,000             1,601,699
                                                                      ---------------
Total                                                                      11,616,454
-------------------------------------------------------------------------------------


HEALTH CARE -- OTHER (1.2%)
Minneapolis & St. Paul
 Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2003
 12-01-12                            5.25             1,000,000             1,033,630
 12-01-15                            5.13             1,500,000             1,533,720
 12-01-16                            5.25             1,250,000             1,280,925
                                                                      ---------------
Total                                                                       3,848,275
-------------------------------------------------------------------------------------


HOUSING -- MULTI-FAMILY (3.8%)
Austin Housing & Redevelopment Authority
 Revenue Bonds
 Courtyard Residence Project
 Series 2000A
 01-01-32                            7.25             2,000,000             2,060,840
City of Rochester
 Refunding Revenue Bonds
 Madonna Towers Incorporated Project
 Series 2007A
 11-01-28                            5.88             1,000,000               986,910
Dakota County Community Development Agency
 Refunding Revenue Bonds
 Commons on Marice Project
 Series 2007A
 11-01-22                            5.00             1,115,000             1,047,922
 05-01-42                            5.00             2,725,000             2,383,367
Duluth Housing & Redevelopment Authority
 Revenue Bonds
 Benedictine Health Center Project
 Series 2007
 11-01-33                            5.88               750,000               737,220
Plymouth Housing & Redevelopment Authority
 Unlimited General Obligation Bonds
 Governmental Housing Project
 Series 2005
 02-01-35                            5.00             2,135,000             2,224,755
Steele County
 Revenue Bonds
 Elderly Housing Project
 Series 2000
 06-01-30                            6.88             2,205,000             2,386,912
                                                                      ---------------
Total                                                                      11,827,926
-------------------------------------------------------------------------------------


HOUSING -- SINGLE FAMILY (8.2%)
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
 04-01-27                            5.45             2,220,430             2,340,511
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Single Family Housing
 Series 2005A-4 (GNMA/FNMA/FHLMC) A.M.T.
 12-01-37                            4.70                94,205                86,955
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006B A.M.T.
 07-01-26                            4.75             1,905,000             1,838,801
 07-01-31                            4.85             2,570,000             2,492,643
 07-01-37                            4.90             5,000,000             4,767,299
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006I A.M.T.
 07-01-26                            5.05             3,520,000             3,535,629
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006M A.M.T.
 01-01-37                            5.75             3,000,000             3,161,790
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2007D A.M.T.
 01-01-38                            5.50             4,000,000             4,234,280

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
13  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
HOUSING -- SINGLE FAMILY (CONT.)
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2007I A.M.T.
 07-01-22                            4.65%           $2,330,000            $2,295,982
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1996J A.M.T.
 07-01-21                            5.60                60,000                60,524
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1997K A.M.T.
 01-01-26                            5.75               845,000               851,676
                                                                      ---------------
Total                                                                      25,666,090
-------------------------------------------------------------------------------------


LEASE (3.4%)
St. Paul Port Authority
 Revenue Bonds
 Office Building at Cedar Street
 Series 2003
 12-01-23                            5.00             5,000,000             5,217,900
 12-01-27                            5.13             5,350,000             5,575,128
                                                                      ---------------
Total                                                                      10,793,028
-------------------------------------------------------------------------------------


MISCELLANEOUS REVENUE (4.5%)
City of Minneapolis
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2007-2A A.M.T.
 06-01-22                            5.13             1,035,000             1,063,566
 06-01-28                            5.00             1,500,000             1,496,175
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1996-1
 06-01-11                            6.00               980,000               992,142
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2001-2A A.M.T.
 06-01-19                            5.88             1,000,000             1,080,430
St. Cloud Housing & Redevelopment Authority
 Revenue Bonds
 State University Foundation Project
 Series 2002
 05-01-18                            5.13             3,000,000             3,159,750
St. Paul Port Authority
 Tax Allocation River Bend Project Lot 1
 Series 2007-5
 02-01-32                            6.38             2,685,000             2,596,529
State of Minnesota
 Revenue Bonds
 Public Safety Radio Communication System
 Series 2006 (MBIA)
 06-01-17                            5.00             3,315,000             3,628,699
                                                                      ---------------
Total                                                                      14,017,291
-------------------------------------------------------------------------------------


SALES OR USE TAX (1.0%)
Hennepin County
 Revenue Bonds
 Sales Tax
 Series 2007
 12-15-33                            4.75             3,000,000             3,030,990
-------------------------------------------------------------------------------------


SCHOOL (15.4%)
Anoka-Hennepin Independent School District #11
 Unlimited General Obligation Bonds
 Series 2001A
 (School District Credit Enhancement Program)
 02-01-13                            5.00             4,175,000             4,373,104
 02-01-15                            5.00             1,990,000             2,076,545
 02-01-16                            5.00             2,000,000             2,082,720
Bloomington Independent School District #271
 Unlimited General Obligation Bonds
 Series 2001A (FSA)
 (School District Credit Enhancement Program)
 02-01-24                            5.13             4,000,000             4,260,120
City of Maple Grove
 Revenue Bonds
 North Memorial Health Care
 Series 2005
 09-01-35                            5.00             3,000,000             2,968,680
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
 02-01-23                            4.50             3,000,000             3,059,310
 02-01-24                            4.50             3,400,000             3,457,698
Elk River Independent School District #728
 Unlimited General Obligation Bonds
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 02-01-16                            5.00             3,000,000             3,206,700
Farmington Independent School District #192
 Unlimited General Obligation Bonds
 School Building
 Series 2005B (FSA)
 (School District Credit Enhancement Program)
 02-01-21                            5.00             3,615,000             3,840,142
Lake Superior Independent School District #381
 Prerefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 04-01-13                            5.00                65,000                70,153
Lake Superior Independent School District #381
 Unrefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 04-01-13                            5.00             1,730,000             1,861,030
Lakeville Independent School District #194
 Unlimited General Obligation Bonds
 Series 1997A
 (School District Credit Enhancement Program)
 02-01-22                            5.13             2,400,000             2,406,456
Marshall Independent School District #413
 Unlimited General Obligation Bonds
 Series 2003A (FSA)
 (School District Credit Enhancement Program)
 02-01-19                            4.13             1,560,000             1,564,555
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A
 (School District Credit Enhancement Program)
 02-01-14                            5.75             1,100,000             1,166,781
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 02-01-15                            5.25             3,585,000             3,821,216
St. Paul Housing & Redevelopment Authority
 Prerefunded Revenue Bonds
 Community of Peace Academy Project
 Series 2001A
 12-01-30                            7.88             2,390,000             2,736,956
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
 10-01-24                            5.00             2,000,000             2,048,220
White Bear Lake Independent School District #624
 Unlimited General Obligation Refunding Bonds
 Series 2002B (FGIC)
 (School District Credit Enhancement Program)
 02-01-13                            5.00             1,405,000             1,491,365
 02-01-14                            5.00             1,480,000             1,567,453
                                                                      ---------------
Total                                                                      48,059,204
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- SPECIAL TAX (0.1%)
Lakeville
 Revenue Bonds
 Series 2007
 02-01-22                            5.00               175,000               169,299
 02-01-27                            5.00               225,000               214,065
                                                                      ---------------
Total                                                                         383,364
-------------------------------------------------------------------------------------


SPECIAL PURPOSE CERTIFICATES -- GENERAL OBLIGATIONS (0.1%)
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1997-7A
 06-01-12                            5.50               230,000               232,243
-------------------------------------------------------------------------------------


STATE (2.5%)
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation Public Improvement Bonds
 Series 2006A
 07-01-27                            5.25               860,000(c)            965,866

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
14  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
STATE (CONT.)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001 (FSA)
 07-01-16                            5.50%           $1,500,000(c)         $1,697,925
Commonwealth of Puerto Rico
 Unrefunded Unlimited General Obligation Public Improvement Bonds
 Series 2006A
 07-01-27                            5.25             1,140,000(c)          1,162,811
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2002
 11-01-15                            5.25             3,575,000             3,857,997
                                                                      ---------------
Total                                                                       7,684,599
-------------------------------------------------------------------------------------


TOLL ROAD (0.6%)
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
 07-01-13                            6.25             1,650,000(c)          1,837,226
-------------------------------------------------------------------------------------


WATER & SEWER (2.4%)
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2002B
 03-01-13                            5.25             2,500,000             2,732,650
 03-01-14                            5.25             2,500,000             2,762,325
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2005C
 03-01-25                            5.00             2,000,000             2,101,400
                                                                      ---------------
Total                                                                       7,596,375
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $291,448,218)                                                     $297,264,487
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (8.8%)(i)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
COLLEGE (3.1%)
University of Minnesota
 Revenue Bonds
 Series 2002
 07-01-21                            5.50%           $8,500,000            $9,779,868
-------------------------------------------------------------------------------------


HOUSING -- SINGLE FAMILY (1.0%)
Minnesota Housing Finance Agency
 Revenue Bonds
 Series 2002 A.M.T.
 07-01-33                            5.65             3,000,000             3,043,368
-------------------------------------------------------------------------------------


SCHOOL (4.7%)
Elk River Independent School District #728
 Unlimited General Obligation Bonds
 Series 2002 (FSA)
 (School District Credit Enhancement Program)
 02-01-18                            5.25             3,600,000             3,890,160
 02-01-19                            5.25             3,450,000             3,728,070
 02-01-20                            5.25             2,850,000             3,079,710
 02-01-21                            5.25             3,865,000             4,176,522
                                                                      ---------------
Total                                                                      14,874,462
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $25,991,732)                                                       $27,697,698
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (1.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(d,e,f)                         YIELD            MATURITY               VALUE(a)

Center City
 Revenue Bonds
 Hazelden Foundation Project
 V.R.D.N. Series 2005 (Bank of New York)
 11-01-35                            3.62%           $1,600,000            $1,600,000
MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(d,e,f)                         YIELD            MATURITY               VALUE(a)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
 10-01-30                            3.62             1,550,000             1,550,000
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Minnesota Public Radio Project
 V.R.D.N. Series 2005 (Allied Irish Bank)
 10-01-25                            3.62               800,000               800,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $3,950,000)                                                         $3,950,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $321,389,950)(j)                                                  $328,912,185
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2007.

(b) At Nov. 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,906,890.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.8% of net assets at Nov. 30, 2007.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FNMA   --   Federal National Mortgage Association
FHLMC  --   Federal Home Loan Mortgage Corporation
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance




--------------------------------------------------------------------------------
15  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource Minnesota Tax-Exempt Fund




NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



(e)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At Nov. 30, 2007, the value
               of securities subject to alternative minimum tax
               represented 9.6% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                       $22,300,000


(i) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(j) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $304,580,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $10,342,000
Unrealized depreciation                                                      (2,820,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $7,522,000
---------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
16  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource New York Tax-Exempt Fund
NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



MUNICIPAL BONDS (93.9%)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (2.5%)
Metropolitan Transportation Authority
 Prerefunded Revenue Bonds
 Series 1998A (FGIC)
 04-01-28                            4.75%           $1,000,000            $1,087,700
New York State Dormitory Authority
 Prerefunded Revenue Bonds
 Series 1990B
 05-15-11                            7.50               415,000               446,295
                                                                      ---------------
Total                                                                       1,533,995
-------------------------------------------------------------------------------------


CITY (10.6%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2002E
 08-01-16                            5.75               100,000               110,716
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003I
 03-01-27                            5.38             1,725,000             1,893,205
City of New York
 Unlimited General Obligation Bonds
 Series 2002C (XLCA)
 03-15-12                            5.00               500,000               531,575
City of New York
 Unlimited General Obligation Bonds
 Series 2004D
 11-01-34                            5.00             1,000,000             1,016,880
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2002E
 08-01-16                            5.75             1,000,000             1,088,220
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003I
 03-01-27                            5.38               275,000               289,110
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
 06-01-18                            5.50             1,425,000             1,538,872
                                                                      ---------------
Total                                                                       6,468,578
-------------------------------------------------------------------------------------


COLLEGE (9.4%)
Dutchess County Industrial Development Agency
 Refunding Revenue Bonds
 Bard College Civic Facilities
 Series 2007-A1
 08-01-22                            5.00               500,000               519,770
New York State Dormitory Authority
 Revenue Bonds
 Brooklyn Law School
 Series 2003B (XLCA)
 07-01-30                            5.13             1,000,000             1,047,020
MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
 07-01-29                            5.00               250,000               263,405
New York State Dormitory Authority
 Revenue Bonds
 Cornell University
 Series 2006A
 07-01-26                            5.00             1,000,000             1,050,450
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006D
 03-15-31                            5.00               500,000               521,615
New York State Dormitory Authority
 Revenue Bonds
 Pratt Institute
 Series 1999
 (Radian Group Financial Guaranty)
 07-01-20                            6.00             1,500,000             1,565,895
Seneca County Industrial Development Agency
 Revenue Bonds
 New York Chiropractic College
 Series 2007
 10-01-27                            5.00               750,000               748,080
                                                                      ---------------
Total                                                                       5,716,235
-------------------------------------------------------------------------------------


COUNTY (2.4%)
County of Monroe
 Unlimited General Obligation Refunding & Public
 Improvement Bonds
 Series 1996 (MBIA)
 03-01-15                            6.00             1,250,000(g)          1,435,313
-------------------------------------------------------------------------------------


ELECTRIC (0.8%)
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
 07-01-32                            5.00               500,000(f)            505,670
-------------------------------------------------------------------------------------


HEALTH CARE -- HOSPITAL (6.6%)
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005E (FGIC)
 02-15-22                            5.00               750,000               791,648
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2007B
 07-01-24                            5.25               750,000(i)            722,648
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2003-1 (MBIA)
 07-01-21                            5.00             1,000,000             1,048,459
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2006-1
 07-01-35                            5.00               500,000               516,525
Ulster County Industrial Development Agency
 Revenue Bonds
 Series 2007A
 09-15-42                            6.00             1,000,000               964,590
                                                                      ---------------
Total                                                                       4,043,870
-------------------------------------------------------------------------------------


HEALTH CARE -- LIFE CARE CENTER (0.4%)
Suffolk County Industrial Development Agency
 Prerefunded Revenue Bonds
 1st Mortgage Jeffersons Ferry
 Series 1999A
 11-01-28                            7.25               250,000               273,563
-------------------------------------------------------------------------------------


HOUSING -- SINGLE FAMILY (1.9%)
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
 10-01-21                            4.60               500,000               486,995
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
 10-01-27                            4.85               675,000               664,814
                                                                      ---------------
Total                                                                       1,151,809
-------------------------------------------------------------------------------------


LEASE (13.3%)
Hudson Yards Infrastructure Corporation
 Revenue Bonds
 Series 2006A
 02-15-47                            5.00               500,000               508,070
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
 01-01-24                            5.50               500,000               521,135
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1993A
 07-01-13                            5.75             3,000,000             3,234,929
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2006A
 07-01-20                            5.00               500,000               482,780

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
17  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
LEASE (CONT.)
New York State Dormitory Authority
 Unrefunded Revenue Bonds
 Series 1990B
 05-15-11                            7.50%             $845,000              $924,143
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2005 (FSA)
 01-01-17                            5.00             1,000,000             1,083,770
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
 08-01-27                            5.75               750,000(f)            786,277
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-16                            5.50               500,000               520,485
                                                                      ---------------
Total                                                                       8,061,589
-------------------------------------------------------------------------------------


MISCELLANEOUS (4.0%)
Nassau County Tobacco Settlement Corporation
 Asset-backed Revenue Bonds
 Series 2006A-3
 06-01-35                            5.00               500,000               460,825
New York City Trust for Cultural Resources
 Revenue Bonds
 Museum of American Folk Art
 Series 2000 (ACA)
 07-01-22                            6.00             1,000,000             1,024,090
New York State Dormitory Authority
 Revenue Bonds
 Mt. Sinai School of Medicine
 Series 2007 (MBIA)
 07-01-37                            4.50             1,000,000               977,570
                                                                      ---------------
Total                                                                       2,462,485
-------------------------------------------------------------------------------------


MISCELLANEOUS REVENUE (11.1%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
 11-15-22                            5.00               750,000               786,353
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-23                            5.00               500,000               526,045
 01-01-24                            5.00               500,000               523,750
New York Counties Tobacco Trust II
 Revenue Bonds
 Tobacco Settlement Pass Thru Bonds
 Series 2001
 06-01-35                            5.63               500,000               500,845
New York State Thruway Authority
 Revenue Bonds
 Second Generation Resolution
 Series 2003B (FSA)
 04-01-21                            4.75               835,000               864,709
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (FGIC) A.M.T.
 12-01-12                            5.00             1,000,000             1,063,879
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.25               500,000(d)            503,080
 12-01-23                            5.00               250,000(d)            233,913
TSASC Incorporated
 Revenue Bonds
 Series 2006-1
 06-01-42                            5.13             1,000,000               913,790
Westchester Tobacco Asset Securitization
 Revenue Bonds
 Series 2005
 06-01-26                            5.00               875,000               846,204
                                                                      ---------------
Total                                                                       6,762,568
-------------------------------------------------------------------------------------


PORT DISTRICT (5.0%)
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 143rd
 Series 2006 (FSA) A.M.T.
 10-01-21                            5.00             1,000,000             1,050,620
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (FSA) A.M.T.
 12-01-23                            4.50             1,500,000             1,494,915
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 147th
 Series 2007 (FGIC) A.M.T.
 10-15-26                            5.00               500,000               513,895
                                                                      ---------------
Total                                                                       3,059,430
-------------------------------------------------------------------------------------


SALES OR USE TAX (5.1%)
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2004C
 02-01-33                            5.00             1,000,000             1,034,720
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
 07-01-30                            5.25               500,000(f)            541,640
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
 07-01-32                            5.25             1,000,000(f)          1,082,680
TSASC Incorporated
 Revenue Bonds
 Series 2006-1
 06-01-34                            5.00               500,000               458,850
                                                                      ---------------
Total                                                                       3,117,890
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- SPECIAL TAX (4.7%)
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003D
 02-01-23                            5.00               500,000               521,165
 02-01-31                            5.00             1,000,000             1,030,610
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2005F
 03-15-23                            5.00               250,000               264,020
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
 12-15-31                            5.00               750,000               783,218
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
 03-15-37                            5.00               250,000               260,150
                                                                      ---------------
Total                                                                       2,859,163
-------------------------------------------------------------------------------------


STATE (0.8%)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
 07-01-24                            5.00               500,000(f)            505,560
-------------------------------------------------------------------------------------


TOLL ROAD (6.1%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
 11-15-12                            5.00               560,000               596,518
 11-15-35                            5.00               500,000               510,170
New York State Thruway Authority
 Revenue Bonds
 Series 2005G (FSA)
 01-01-24                            5.00             1,000,000             1,054,050
New York State Thruway Authority
 Revenue Bonds
 Series 2007H (FGIC)
 01-01-23                            5.00               500,000               532,560
Triborough Bridge & Tunnel Authority
 Refunding Revenue Bonds
 Series 2002B
 11-15-29                            5.13             1,000,000             1,039,080
                                                                      ---------------
Total                                                                       3,732,378
-------------------------------------------------------------------------------------


WATER & SEWER (9.3%)
Erie County Water Authority 4th Resolution Revenue Bonds
 Series 2007 (MBIA)
 12-01-34                            4.75               500,000               505,150
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2002A
 06-15-29                            5.00             1,000,000             1,028,090

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
18  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
WATER & SEWER (CONT.)
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2004A
 06-15-39                            5.00%           $1,000,000            $1,026,860
New York State Environmental Facilities Corporation
 Revenue Bonds
 New York City Municipal Water Financing Project
 Series 2004
 06-15-26                            5.00             1,000,000             1,047,580
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds New York City Municipal Water Project
 Series 2002B
 06-15-31                            5.00             1,000,000             1,028,920
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds New York City Municipal Water Project
 Series 2002K
 06-15-28                            5.00             1,000,000             1,033,500
                                                                      ---------------
Total                                                                       5,670,100
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $56,293,810)                                                       $57,360,196
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (9.8%)(h)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
CITY (4.4%)
City of New York
 Unlimited General Obligation Bonds
 Series 2000 (FGIC)
 05-15-16                            5.88%           $2,500,000            $2,681,745
-------------------------------------------------------------------------------------


ELECTRIC (1.8%)
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2002 (MBIA)
 07-01-17                            5.50             1,000,000(f)          1,120,820
-------------------------------------------------------------------------------------


HOUSING -- SINGLE FAMILY (2.0%)
New York Mortgage Agency
 Revenue Bonds
 Series 2002 A.M.T.
 04-01-32                            5.40             1,200,000             1,217,256
-------------------------------------------------------------------------------------


INDUSTRIAL-POLLUTION -- PCR (1.6%)
New York State Energy Research & Development Authority
 Revenue Bonds
 Series 2000-379 (MBIA)
 01-01-21                            5.50               990,000               991,465
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $5,826,845)                                                         $6,011,286
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
MUNICIPAL NOTES (2.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,e)                         YIELD            MATURITY               VALUE(a)

City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Sub Series 2004H-4 (Bank of New York)
 03-01-34                            3.53%             $800,000              $800,000
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Sub Series 2005E-2 (Bank of America)
 08-01-34                            3.52               200,000               200,000
New York City Municipal Water Finance Authority
 Revenue Bonds
 V.R.D.N. Series 2002C-3 (DEPFA Bank)
 06-15-18                            3.53               200,000               200,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $1,200,000)                                                         $1,200,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $63,320,655)(j)                                                    $64,571,482
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2007.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FNMA   --   Federal National Mortgage Association
FHLMC  --   Federal Home Loan Mortgage Corporation
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At Nov. 30, 2007, the value
               of securities subject to alternative minimum tax
               represented 11.5% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2007, the value of these securities amounted to $736,993 or 1.2% of net assets.


--------------------------------------------------------------------------------
19  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource New York Tax-Exempt Fund




NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(f) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 7.4% of net assets at Nov. 30, 2007.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                        $4,900,000


(h) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(i) At Nov. 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $719,513.

(j) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $59,691,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $1,688,000
Unrealized depreciation                                                        (438,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $1,250,000
---------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
20  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource Ohio Tax-Exempt Fund
NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



MUNICIPAL BONDS (96.2%)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
CITY (4.0%)
City of Cleveland
 Limited General Obligation Refunding Bonds
 Series 2005 (AMBAC)
 10-01-23                            5.50%            $500,000               $573,300
City of Columbus
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2006A
 12-15-20                            5.00              500,000                540,325
Township of Anderson
 Limited General Obligation Bonds
 Series 2007
 12-01-18                            5.00              500,000                544,515
                                                                      ---------------
Total                                                                       1,658,140
-------------------------------------------------------------------------------------


COLLEGE (16.2%)
Bowling Green State University
 Refunding Revenue Bonds
 Series 2005 (MBIA)
 06-01-15                            5.00              500,000                544,565
Cleveland State University
 Revenue Bonds
 Series 2003A (FGIC)
 06-01-15                            5.00            1,000,000              1,067,110
Cleveland State University
 Revenue Bonds
 Series 2004 (FGIC)
 06-01-24                            5.25              500,000                532,470
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
 09-01-23                            4.75              500,000                517,310
Ohio State Higher Educational Facility Commission
 Unrefunded Revenue Bonds
 Oberlin
 Series 1999
 10-01-29                            5.00               85,000                 86,493
State of Ohio
 Revenue Bonds
 Case Western Reserve University Project
 Series 2006 (MBIA)
 12-01-21                            5.25              250,000                278,960
State of Ohio
 Revenue Bonds
 Mount Union College Project
 Series 2006
 10-01-31                            5.00              500,000                509,975
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2004B
 02-01-12                            5.00              500,000                532,135
MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2005B
 05-01-23                            5.00              500,000                526,840
University of Akron
 Revenue Bonds
 Series 2003A (AMBAC)
 01-01-22                            5.00            1,000,000              1,040,810
University of Cincinnati
 Revenue Bonds
 Series 2001A (FGIC)
 06-01-14                            5.50            1,000,000              1,075,709
                                                                      ---------------
Total                                                                       6,712,377
-------------------------------------------------------------------------------------


COUNTY (5.9%)
County of Cuyahoga
 Limited General Obligation Bonds
 Series 1993
 05-15-13                            5.60              395,000                415,019
Summit County
 Limited General Obligation Bonds
 Series 2003
 12-01-18                            5.25            1,490,000              1,617,201
Warren County
 Limited General Obligation Bonds
 Series 1992
 12-01-12                            6.10              380,000                401,603
                                                                      ---------------
Total                                                                       2,433,823
-------------------------------------------------------------------------------------


ELECTRIC (2.4%)
Ohio Municipal Electric Generation Agency
 Refunding Revenue Bonds
 Joint Venture 5
 Series 2004 (AMBAC)
 02-15-24                            4.75              750,000                762,833
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
 07-01-32                            5.00              250,000(d)             252,835
                                                                      ---------------
Total                                                                       1,015,668
-------------------------------------------------------------------------------------


HEALTH CARE -- HOSPITAL (12.5%)
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
 01-01-17                            6.00            1,000,000(g)           1,098,980
County of Erie
 Revenue Bonds
 Firelands Regional Medical Center
 Series 2002A
 08-15-32                            5.63              245,000                252,732
County of Montgomery
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30                            5.00              750,000                755,685
 05-01-32                            5.00              500,000                503,245
Franklin County
 Refunding Revenue Bonds
 OhioHealth Corporation
 Series 2003C
 05-15-24                            5.25            1,000,000              1,042,200
Franklin County
 Refunding Revenue Bonds
 Trinity Health Credit
 Series 2005A
 06-01-20                            5.00              500,000                520,905
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
 05-15-26                            5.25              500,000                502,695
Tuscarawas County
 Revenue Bonds
 Twin City Hospital Project
 Series 2007
 11-01-37                            6.35              500,000                501,640
                                                                      ---------------
Total                                                                       5,178,082
-------------------------------------------------------------------------------------


HOUSING -- SINGLE FAMILY (4.7%)
Ohio Housing Finance Agency
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2007G (GNMA/FNMA) A.M.T.
 03-01-17                            4.75              500,000                504,955
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2006A (GNMA) A.M.T.
 09-01-26                            4.75              500,000(g)             489,035
 09-01-36                            4.90              500,000                477,710
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2006E (GNMA/FNMA) A.M.T.
 09-01-36                            5.00              500,000                485,125
                                                                      ---------------
Total                                                                       1,956,825
-------------------------------------------------------------------------------------


INDUSTRIAL-POLLUTION -- PCR (2.4%)
Ohio Air Quality Development Authority
 Refunding Revenue Bonds
 Pollution Control -- Dayton Power
 Series 2005B (FGIC)
 01-01-34                            4.80            1,000,000              1,003,750
-------------------------------------------------------------------------------------



See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
21  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource Ohio Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)


LEASE (2.6%)
Ohio State Building Authority
 Refunding Revenue Bonds
 State Facilities Adult Correctional
 Series 2001A (FSA)
 10-01-14                            5.50%          $1,000,000             $1,074,250
-------------------------------------------------------------------------------------


MISCELLANEOUS REVENUE (5.5%)
Buckeye Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2007A-2
 06-01-34                            5.75            1,000,000                950,530
Franklin County Convention Facilities Authority
 Refunding Revenue Bonds
 Tax & Lease Anticipation Bond
 Series 2007
 12-01-25                            5.00              500,000                530,680
Ohio State Building Authority
 Revenue Bonds
 State Facilities Adult Correctional
 Series 2005A (FSA)
 04-01-22                            5.00              750,000                793,740
                                                                      ---------------
Total                                                                       2,274,950
-------------------------------------------------------------------------------------


SALES OR USE TAX (2.6%)
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
 07-01-30                            5.25              500,000(d)             541,640
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
 07-01-32                            5.25              500,000(d)             541,340
                                                                      ---------------
Total                                                                       1,082,980
-------------------------------------------------------------------------------------


SCHOOL (18.5%)
Brookville Local School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2003 (FSA)
 12-01-18                            5.25            1,000,000              1,101,750
Cincinnati City School District
 Limited General Obligation Bonds
 School Improvement
 Series 2002 (FSA)
 06-01-21                            5.25            1,000,000              1,062,990
Cincinnati City School District
 Unlimited General Obligation Refunding Bonds
 Classroom Construction & Improvement
 Series 2006 (FGIC)
 12-01-25                            5.25              500,000                557,740
Columbus City School District
 Prerefunded Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2004 (FSA)
 12-01-29                            5.25              500,000                555,795
Columbus City School District
 Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2003 (FGIC)
 12-01-11                            5.00              500,000                530,755
Dayton City School District
 Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2003A (FGIC)
 12-01-27                            5.00            1,250,000              1,296,087
 12-01-31                            5.00            1,000,000              1,033,400
Kenston Local School District
 Unlimited General Obligation Bonds
 School Improvement
 Series 2003 (MBIA)
 12-01-16                            5.00            1,000,000              1,063,020
Port of Greater Cincinnati Development Authority
 Revenue Bonds
 Sisters of Mercy
 Series 2006
 10-01-25                            5.00              500,000                491,285
                                                                      ---------------
Total                                                                       7,692,822
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- OTHER (1.3%)
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2004J
 07-01-43                            5.13              500,000(d)             550,715
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- SPECIAL TAX (1.1%)
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
 07-01-23                            5.50              400,000(d)             448,248
-------------------------------------------------------------------------------------


STATE (12.7%)
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation
 Public Improvement Bonds
 Series 2006A
 07-01-27                            5.25              110,000(d)             123,541
Commonwealth of Puerto Rico
 Unrefunded Unlimited General Obligation
 Public Improvement Bonds
 Series 2006A
 07-01-27                            5.25              140,000(d)             142,801
State of Ohio
 Unlimited General Obligation Bonds
 Common Schools Capital Facilities
 Series 2001A
 06-15-13                            5.00            1,500,000              1,556,535
State of Ohio
 Unlimited General Obligation Bonds
 Common Schools Capital Facilities
 Series 2001B
 09-15-20                            5.00            1,000,000              1,042,520
State of Ohio
 Unlimited General Obligation Bonds
 Conservation Projects
 Series 2005A
 03-01-20                            5.00              500,000                525,805
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2002A
 08-01-18                            5.38              500,000                532,555
State of Ohio
 Unlimited General Obligation Bonds
 Infrastructure Improvement
 Series 2005A
 09-01-21                            5.00              500,000                530,480
State of Ohio
 Unlimited General Obligation Bonds
 Series 2006D
 09-15-16                            5.00              750,000                824,235
                                                                      ---------------
Total                                                                       5,278,472
-------------------------------------------------------------------------------------


TOLL ROAD (0.7%)
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
 07-01-13                            6.25              250,000(d)             278,368
-------------------------------------------------------------------------------------


WATER & SEWER (3.2%)
Northeast Regional Sewer District
 Improvement Revenue Bonds
 Series 2007 (MBIA)
 11-15-25                            4.75              750,000                768,923
Ohio State Water Development Authority
 Refunding Revenue Bonds
 Series 2003
 06-01-15                            5.25              500,000                556,855
                                                                      ---------------
Total                                                                       1,325,778
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $39,595,135)                                                       $39,965,248
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (1.3%)(e)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2002 (MBIA)
 07-01-17                            5.50%            $500,000(d)            $560,410
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $557,866)                                                             $560,410
-------------------------------------------------------------------------------------




See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
22  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource Ohio Tax-Exempt Fund

MUNICIPAL NOTES (1.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,f)                         YIELD            MATURITY               VALUE(a)
Ohio State Water Development Authority
 Refunding Revenue Bonds
 FirstEnergy Generation Corporation
 V.R.D.N. Series 2006A (Barclays Bank)
 05-15-19                            3.62%            $500,000               $500,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $500,000)                                                             $500,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $40,653,001)(h)                                                    $41,025,658
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2007.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FNMA   --   Federal National Mortgage Association
FHLMC  --   Federal Home Loan Mortgage Corporation
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At Nov. 30, 2007, the value
               of securities subject to alternative minimum tax
               represented 4.7% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 8.3% of net assets at Nov. 30, 2007.

(e) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(g) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                        $3,900,000


(h) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $40,403,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $580,000
Unrealized depreciation                                                      (207,000)

-------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $373,000
-------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
23  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

RiverSource Ohio Tax-Exempt Fund




NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
24  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource California Tax-Exempt Trust


By /s/ Patrick T. Bannigan
   ----------------------------------
Patrick T. Bannigan
President and Principal Executive
Officer

Date January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
Patrick T. Bannigan
President and Principal Executive
Officer

Date January 29, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
Jeffrey P. Fox
Treasurer and Principal Financial
Officer

Date January 29, 2008